Contingencies, Commitments, and Responsibilities - Schedule of Comprehensive Insurance Policy (Detail) - Orion Seguros Generales S.A. [member]	12 Months Ended
Dec. 31, 2021 HUF (Ft)
Disclosure of subsidiaries [line items]
Amount (UF)	Ft 5,000
Amount (UF)	Ft 10,000